BALANCE SHEET - USD ($)	Mar. 31, 2015	Jan. 31, 2015
Assets:
Cash and cash equivalents	$ 687,739
Inventory	30,521
Prepaid expenses	21,715
Total current assets	739,975
Property and equipment, net	65,512
Intangibles, net	26,966
Total Assets	832,453
Liabilities:
Accounts payable and accrued expenses	58,439
Loans from shareholders	0
Convertible notes payable	655,000
Total current liabilities	$ 713,439
Commitments and contingencies
Stockholders' Equity
Preferred stock, $0.0001 par value; 5,300 shares authorized; 5,300 shares issued and outstanding	$ 1
Common stock, $0.0001 par value; 15,300 shares authorized; 9,725 shares issued and outstanding	1
Additional paid in capital	565,361
Accumulated deficit	(446,349)
Total Stockholders' Equity	119,014
Total Liabilities and Stockholders' Equity	832,453
Additional Paid In Capital
Stockholders' Equity
Total Stockholders' Equity	$ 565,361
Akoustis Technologies, Inc. [Member]
Assets:
Cash and cash equivalents		$ 5,166
Inventory		0
Prepaid expenses		0
Total current assets		5,166
Property and equipment, net		0
Intangibles, net		0
Total Assets		5,166
Liabilities:
Accounts payable and accrued expenses		300
Loans from shareholders		306
Convertible notes payable		0
Total current liabilities		$ 606
Commitments and contingencies
Stockholders' Equity
Preferred stock, $0.0001 par value; 5,300 shares authorized; 5,300 shares issued and outstanding		$ 0
Common stock, $0.0001 par value; 15,300 shares authorized; 9,725 shares issued and outstanding		11,740
Additional paid in capital		24,660
Accumulated deficit		(31,840)
Total Stockholders' Equity		4,560
Total Liabilities and Stockholders' Equity		5,166
Proforma Adjustments [Member]
Assets:
Cash and cash equivalents		(5,166)
Inventory		0
Prepaid expenses		0
Total current assets		3,884,098
Property and equipment, net		0
Intangibles, net		0
Total Assets		3,884,098
Liabilities:
Accounts payable and accrued expenses		(300)
Loans from shareholders		(306)
Convertible notes payable		(10,000)
Total current liabilities		$ (655,606)
Commitments and contingencies
Stockholders' Equity
Preferred stock, $0.0001 par value; 5,300 shares authorized; 5,300 shares issued and outstanding		$ (1)
Common stock, $0.0001 par value; 15,300 shares authorized; 9,725 shares issued and outstanding		(8,740)
Additional paid in capital		(27,660)
Accumulated deficit		31,840
Total Stockholders' Equity		4,539,704
Total Liabilities and Stockholders' Equity		3,884,098
Proforma Adjustments [Member] | Cash and Cash Equivalents [Member]
Assets:
Cash and cash equivalents		3,889,264
Proforma Adjustments [Member] | Common Stock One [Member]
Stockholders' Equity
Common stock, $0.0001 par value; 15,300 shares authorized; 9,725 shares issued and outstanding		(1)
Proforma Adjustments [Member] | Common Stock Two [Member]
Stockholders' Equity
Common stock, $0.0001 par value; 15,300 shares authorized; 9,725 shares issued and outstanding		5,500
Proforma Adjustments [Member] | Common Stock Three [Member]
Stockholders' Equity
Common stock, $0.0001 par value; 15,300 shares authorized; 9,725 shares issued and outstanding		3,531
Proforma Adjustments [Member] | Common Stock Four [Member]
Stockholders' Equity
Common stock, $0.0001 par value; 15,300 shares authorized; 9,725 shares issued and outstanding		100
Proforma Adjustments [Member] | Additional Paid In Capital
Stockholders' Equity
Additional paid in capital		4,502
Proforma Adjustments [Member] | Additional Paid In Capital Two [Member]
Stockholders' Equity
Additional paid in capital		4,530,733
Proforma Adjustments [Member] | Additional Paid In Capital Three [Member]
Stockholders' Equity
Additional paid in capital		(100)
Proforma Adjustments [Member] | Additional Paid In Capital Four [Member]
Stockholders' Equity
Additional paid in capital		141,129
Proforma Adjustments [Member] | Additional Paid In Capital Five [Member]
Stockholders' Equity
Additional paid in capital		(141,129)
As Adjusted [Member]
Assets:
Cash and cash equivalents		4,577,003
Inventory		30,521
Prepaid expenses		21,715
Total current assets		4,629,239
Property and equipment, net		65,512
Intangibles, net		26,966
Total Assets		4,721,717
Liabilities:
Accounts payable and accrued expenses		58,439
Loans from shareholders		0
Convertible notes payable		0
Total current liabilities		$ 58,439
Commitments and contingencies
Stockholders' Equity
Preferred stock, $0.0001 par value; 5,300 shares authorized; 5,300 shares issued and outstanding		$ 0
Common stock, $0.0001 par value; 15,300 shares authorized; 9,725 shares issued and outstanding		12,131
Additional paid in capital		5,097,496
Accumulated deficit		(446,349)
Total Stockholders' Equity		4,663,278
Total Liabilities and Stockholders' Equity		$ 4,721,717